Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.81%
Communication services: 14.05%
Entertainment: 4.82%
Netflix Incorporated †	11,800	$ 8,145,658
Spotify Technology †	24,400	7,061,360
		15,207,018
Interactive media & services: 9.23%
Alphabet Incorporated Class A †	7,157	21,191,304
Alphabet Incorporated Class C †	905	2,683,696
Match Group Incorporated †	34,586	5,214,877
		29,089,877
Consumer discretionary: 18.92%
Auto components: 1.80%
Aptiv plc †	32,850	5,679,437
Automobiles: 1.30%
Ferrari NV	17,300	4,103,041
Hotels, restaurants & leisure: 2.31%
Chipotle Mexican Grill Incorporated †	4,100	7,294,023
Internet & direct marketing retail: 10.24%
Amazon.com Incorporated †	7,538	25,421,377
MercadoLibre Incorporated †	4,650	6,886,743
		32,308,120
Specialty retail: 3.27%
The Home Depot Incorporated	27,716	10,303,145
Financials: 5.81%
Capital markets: 5.81%
Intercontinental Exchange Incorporated	54,790	7,586,222
MarketAxess Holdings Incorporated	10,600	4,331,902
S&P Global Incorporated	13,541	6,420,601
		18,338,725
Health care: 10.10%
Health care equipment & supplies: 7.71%
DexCom Incorporated †	15,450	9,628,595
Edwards Lifesciences Corporation †	52,650	6,308,523
Intuitive Surgical Incorporated †	23,250	8,396,273
		24,333,391
Health care providers & services: 2.39%
UnitedHealth Group Incorporated	16,347	7,527,303
Industrials: 4.34%
Commercial services & supplies: 2.39%
Waste Connections Incorporated	55,340	7,526,793
See accompanying notes to portfolio of investments

Allspring Endeavor Select Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Road & rail: 1.95%
Union Pacific Corporation	25,500	$ 6,155,700
Information technology: 40.20%
Communications equipment: 1.74%
Motorola Solutions Incorporated	22,000	5,468,980
IT services: 15.18%
Fiserv Incorporated †	58,894	5,800,470
MongoDB Incorporated †	18,400	9,591,736
PayPal Holdings Incorporated †	39,500	9,187,305
Shopify Incorporated Class A †	3,800	5,573,574
Square Incorporated Class A †	24,400	6,209,800
Visa Incorporated Class A	54,428	11,526,218
		47,889,103
Software: 23.28%
Atlassian Corporation plc Class A †	20,500	9,391,665
Autodesk Incorporated †	19,100	6,066,351
Cadence Design Systems Incorporated †	43,700	7,564,907
Crowdstrike Holdings Incorporated Class A †	17,100	4,818,780
Microsoft Corporation	93,934	31,150,393
ServiceNow Incorporated †	14,180	9,894,237
Unity Software Incorporated †	30,016	4,541,721
		73,428,054
Materials: 4.39%
Chemicals: 4.39%
Air Products & Chemicals Incorporated	17,300	5,186,713
The Sherwin-Williams Company	27,350	8,659,284
		13,845,997
Total Common stocks (Cost $112,148,769)		308,498,707

		Yield
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	7,138,328	7,138,328
Securities Lending Cash Investments LLC ♠∩∞		0.03	0	0
Total Short-term investments (Cost $7,138,328)				7,138,328
Total investments in securities (Cost $119,287,097)	100.07%			315,637,035
Other assets and liabilities, net	(0.07)			(235,399)
Total net assets	100.00%			$315,401,636

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

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Portfolio of investments—October 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$971,857	$16,404,523	$(10,238,052)	$0	$0	$7,138,328	7,138,328	$73
Securities Lending Cash Investments LLC	320,350	490,175	(810,525)	0	0	0	0	22#
				$0	$0	$7,138,328		$95

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Endeavor Select Fund  |  3

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—October 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$44,296,895	$0	$0	$44,296,895
Consumer discretionary	59,687,766	0	0	59,687,766
Financials	18,338,725	0	0	18,338,725
Health care	31,860,694	0	0	31,860,694
Industrials	13,682,493	0	0	13,682,493
Information technology	126,786,137	0	0	126,786,137
Materials	13,845,997	0	0	13,845,997
Short-term investments
Investment companies	7,138,328	0	0	7,138,328
Total assets	$315,637,035	$0	$0	$315,637,035
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Endeavor Select Fund  |  5